Summary of Significant Accounting Policies - Schedule of Effect of the Correction of Errors of Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($)
Mezzanine equity:
Redeemable preferred shares			¥ 241,411	¥ 241,411
Shareholders’ equity:
Preferred shares			21	21
Ordinary shares	119	119	41	41	16
Additional paid-in capital	¥ 267,626	¥ 267,626	¥ 13,336	¥ 13,167	$ 36,665
Earnings per share:
Ordinary shares – basic (in Yuan Renminbi per share) | (per share)	¥ 0.01	¥ 0.04	¥ 0.17	¥ 0.13
Ordinary shares – diluted (in Yuan Renminbi per share) | (per share)	¥ 0	¥ 0.04	¥ 0.15	¥ 0.11
As previously reported [Member]
Mezzanine equity:
Redeemable preferred shares
Shareholders’ equity:
Preferred shares				21
Ordinary shares				111
Additional paid-in capital				¥ 254,508
Earnings per share:
Ordinary shares – basic (in Yuan Renminbi per share) | ¥ / shares				¥ 0.04
Ordinary shares – diluted (in Yuan Renminbi per share) | ¥ / shares				¥ 0.04
Impact of Adjustment [Member]
Mezzanine equity:
Redeemable preferred shares				¥ 241,411
Shareholders’ equity:
Preferred shares
Ordinary shares				(70)
Additional paid-in capital				¥ (241,341)
Earnings per share:
Ordinary shares – basic (in Yuan Renminbi per share) | ¥ / shares				¥ 0.09
Ordinary shares – diluted (in Yuan Renminbi per share) | ¥ / shares				¥ 0.07